Loans and Related Allowance for Credit Losses, Commercial Loan Categories by Risk Categories and Vintage (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Lease financing	$ 14,908	$ 14,859
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	955,871	895,394
Total Commercial [Member]
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, total	108,198	119,666
Term loans by origination year, fiscal year before current fiscal year, total	77,734	40,707
Term loans by origination year, two years before current fiscal year, total	31,315	51,742
Term loans by origination year, three years before current fiscal year, total	35,124	27,066
Term loans by origination year, four years before current fiscal year, total	16,484	14,179
Term loans by origination year, more than five years before current fiscal year, total	25,907	35,226
Revolving loans, total	261,762	223,833
Revolving loans converted to term loans, total	992	701
Total loans	557,516	513,120
Total Commercial [Member] | Pass [Member]
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	532,400
Total Commercial [Member] | Criticized [Member]
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	25,100
Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	62,518	67,219
Term loans by origination year, fiscal year before current fiscal year, finance receivable	32,620	16,077
Term loans by origination year, two years before current fiscal year, finance receivable	11,606	21,790
Term loans by origination year, three years before current fiscal year, finance receivable	14,161	8,656
Term loans by origination year, four years before current fiscal year, finance receivable	3,950	4,482
Term loans by origination year, more than five years before current fiscal year, finance receivable	6,271	14,536
Revolving loans, finance receivable	254,838	216,980
Revolving loans converted to term loans, finance receivable	842	696
Total loans	386,806	350,436
Total Commercial [Member] | Commercial and industrial loans [Member] | Pass [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	61,646	65,562
Term loans by origination year, fiscal year before current fiscal year, finance receivable	31,376	15,193
Term loans by origination year, two years before current fiscal year, finance receivable	11,128	20,553
Term loans by origination year, three years before current fiscal year, finance receivable	13,656	7,400
Term loans by origination year, four years before current fiscal year, finance receivable	3,285	3,797
Term loans by origination year, more than five years before current fiscal year, finance receivable	5,739	13,985
Revolving loans, finance receivable	247,594	211,452
Revolving loans converted to term loans, finance receivable	842	679
Total loans	375,266	338,621
Total Commercial [Member] | Commercial and industrial loans [Member] | Criticized [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	872	1,657
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,244	884
Term loans by origination year, two years before current fiscal year, finance receivable	478	1,237
Term loans by origination year, three years before current fiscal year, finance receivable	505	1,256
Term loans by origination year, four years before current fiscal year, finance receivable	665	685
Term loans by origination year, more than five years before current fiscal year, finance receivable	532	551
Revolving loans, finance receivable	7,244	5,528
Revolving loans converted to term loans, finance receivable	0	17
Total loans	11,540	11,815
Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	40,807	48,063
Term loans by origination year, fiscal year before current fiscal year, finance receivable	41,503	21,372
Term loans by origination year, two years before current fiscal year, finance receivable	17,529	27,123
Term loans by origination year, three years before current fiscal year, finance receivable	19,367	16,853
Term loans by origination year, four years before current fiscal year, finance receivable	11,675	8,773
Term loans by origination year, more than five years before current fiscal year, finance receivable	17,847	18,783
Revolving loans, finance receivable	6,924	6,853
Revolving loans converted to term loans, finance receivable	150	5
Total loans	155,802	147,825
Total Commercial [Member] | Commercial real estate [Member] | Pass [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	38,022	44,091
Term loans by origination year, fiscal year before current fiscal year, finance receivable	38,709	19,987
Term loans by origination year, two years before current fiscal year, finance receivable	16,564	23,562
Term loans by origination year, three years before current fiscal year, finance receivable	16,409	14,785
Term loans by origination year, four years before current fiscal year, finance receivable	10,587	7,830
Term loans by origination year, more than five years before current fiscal year, finance receivable	16,159	16,355
Revolving loans, finance receivable	6,765	6,453
Revolving loans converted to term loans, finance receivable	150	5
Total loans	143,365	133,068
Total Commercial [Member] | Commercial real estate [Member] | Criticized [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	2,785	3,972
Term loans by origination year, fiscal year before current fiscal year, finance receivable	2,794	1,385
Term loans by origination year, two years before current fiscal year, finance receivable	965	3,561
Term loans by origination year, three years before current fiscal year, finance receivable	2,958	2,068
Term loans by origination year, four years before current fiscal year, finance receivable	1,088	943
Term loans by origination year, more than five years before current fiscal year, finance receivable	1,688	2,428
Revolving loans, finance receivable	159	400
Revolving loans converted to term loans, finance receivable	0	0
Total loans	12,437	14,757
Total Commercial [Member] | Lease financing [Member]
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Term loans by origination year, current fiscal year, net investment in lease	4,873	4,384
Term loans by origination year, fiscal year before current fiscal year, net investment in lease	3,611	3,258
Term loans by origination year, two years before current fiscal year, net investment in lease	2,180	2,829
Term loans by origination year, three years before current fiscal year, net investment in lease	1,596	1,557
Term loans by origination year, four years before current fiscal year, net investment in lease	859	924
Term loans by origination year, more than five years before current fiscal year, net investment in lease	1,789	1,907
Revolving loans, net investment in lease	0	0
Revolving loans converted to term loans, net investment in lease	0	0
Lease financing	14,908	14,859
Total Commercial [Member] | Lease financing [Member] | Pass [Member]
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Term loans by origination year, current fiscal year, net investment in lease	4,543	4,100
Term loans by origination year, fiscal year before current fiscal year, net investment in lease	3,336	3,012
Term loans by origination year, two years before current fiscal year, net investment in lease	1,990	2,547
Term loans by origination year, three years before current fiscal year, net investment in lease	1,427	1,373
Term loans by origination year, four years before current fiscal year, net investment in lease	765	838
Term loans by origination year, more than five years before current fiscal year, net investment in lease	1,752	1,805
Revolving loans, net investment in lease	0	0
Revolving loans converted to term loans, net investment in lease	0	0
Lease financing	13,813	13,675
Total Commercial [Member] | Lease financing [Member] | Criticized [Member]
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Term loans by origination year, current fiscal year, net investment in lease	330	284
Term loans by origination year, fiscal year before current fiscal year, net investment in lease	275	246
Term loans by origination year, two years before current fiscal year, net investment in lease	190	282
Term loans by origination year, three years before current fiscal year, net investment in lease	169	184
Term loans by origination year, four years before current fiscal year, net investment in lease	94	86
Term loans by origination year, more than five years before current fiscal year, net investment in lease	37	102
Revolving loans, net investment in lease	0	0
Revolving loans converted to term loans, net investment in lease	0	0
Lease financing	$ 1,095	$ 1,184